EquityCompass Risk Manager ETF (ERM)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 48.7%
	Aerospace & Defense — 1.3%
257	Boeing (The) Co. (a)	$52,865
241	General Dynamics Corp.	49,207
121	Lockheed Martin Corp.	53,725
550	Raytheon Technologies Corp.	50,677
		206,474
	Air Freight & Logistics — 0.7%
291	FedEx Corp.	63,432
309	United Parcel Service, Inc., Class B	51,603
		115,035
	Automobile Components — 0.3%
1,220	BorgWarner, Inc.	54,083
	Automobiles — 1.1%
4,293	Ford Motor Co.	51,516
1,508	General Motors Co.	48,874
379	Tesla, Inc. (a)	77,290
		177,680
	Banks — 1.4%
1,575	Bank of America Corp.	43,769
1,061	Citigroup, Inc.	47,023
396	JPMorgan Chase & Co.	53,741
1,104	U.S. Bancorp	33,010
1,216	Wells Fargo & Co.	48,409
		225,952
	Beverages — 1.1%
905	Coca-Cola (The) Co.	53,992
1,045	Molson Coors Beverage Co., Class B	64,633
321	PepsiCo, Inc.	58,535
		177,160
	Biotechnology — 0.9%
371	AbbVie, Inc.	51,183
212	Amgen, Inc.	46,778
652	Gilead Sciences, Inc.	50,165
		148,126
	Broadline Retail — 0.4%
571	Amazon.com, Inc. (a)	68,851
	Capital Markets — 1.4%
1,102	Bank of New York Mellon (The) Corp.	44,300
74	BlackRock, Inc.	48,659
689	Charles Schwab (The) Corp.	36,304
157	Goldman Sachs Group (The), Inc.	50,852
576	Morgan Stanley	47,094
		227,209
Shares	Description	Value

	Chemicals — 0.7%
946	Dow, Inc.	$46,146
168	Linde PLC	59,415
		105,561
	Communications Equipment — 1.0%
1,148	Cisco Systems, Inc.	57,021
378	F5, Inc. (a)	55,785
1,726	Juniper Networks, Inc.	52,419
		165,225
	Consumer Finance — 0.7%
351	American Express Co.	55,654
475	Capital One Financial Corp.	49,500
		105,154
	Consumer Staples Distribution & Retail — 1.3%
111	Costco Wholesale Corp.	56,783
336	Target Corp.	43,992
1,518	Walgreens Boots Alliance, Inc.	46,102
386	Walmart, Inc.	56,692
		203,569
	Containers & Packaging — 0.5%
1,054	Sealed Air Corp.	39,894
1,504	Westrock Co.	42,127
		82,021
	Diversified Telecommunication Services — 0.6%
2,694	AT&T, Inc.	42,377
1,361	Verizon Communications, Inc.	48,492
		90,869
	Electric Utilities — 1.7%
543	Duke Energy Corp.	48,484
1,324	Exelon Corp.	52,497
700	NextEra Energy, Inc.	51,422
1,669	NRG Energy, Inc.	56,396
818	Southern (The) Co.	57,055
		265,854
	Electrical Equipment — 0.6%
615	Emerson Electric Co.	47,773
502	Generac Holdings, Inc. (a)	54,678
		102,451
	Electronic Equipment, Instruments & Components — 0.6%
975	Trimble, Inc. (a)	45,503
177	Zebra Technologies Corp., Class A (a)	46,475
		91,978

EquityCompass Risk Manager ETF (ERM)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment — 1.0%
716	Live Nation Entertainment, Inc. (a)	$57,237
151	Netflix, Inc. (a)	59,680
514	Walt Disney (The) Co. (a)	45,211
		162,128
	Financial Services — 2.0%
176	Berkshire Hathaway, Inc., Class B (a)	56,510
275	FleetCor Technologies, Inc. (a)	62,301
308	Jack Henry & Associates, Inc.	47,090
144	Mastercard, Inc., Class A	52,563
696	PayPal Holdings, Inc. (a)	43,145
245	Visa, Inc., Class A	54,153
		315,762
	Food Products — 0.7%
1,379	Kraft Heinz (The) Co.	52,706
847	Mondelez International, Inc., Class A	62,178
		114,884
	Ground Transportation — 0.3%
273	Union Pacific Corp.	52,558
	Health Care Equipment & Supplies — 1.0%
496	Abbott Laboratories	50,592
1,509	DENTSPLY SIRONA, Inc.	54,505
678	Medtronic PLC	56,111
		161,208
	Health Care Providers & Services — 1.6%
642	CVS Health Corp.	43,675
704	DaVita, Inc. (a)	65,944
663	Henry Schein, Inc. (a)	48,996
111	UnitedHealth Group, Inc.	54,083
375	Universal Health Services, Inc., Class B	49,549
		262,247
	Hotels, Restaurants & Leisure — 1.4%
23	Booking Holdings, Inc. (a)	57,702
201	McDonald’s Corp.	57,307
515	Starbucks Corp.	50,284
557	Wynn Resorts Ltd.	54,976
		220,269
	Household Durables — 0.7%
468	Mohawk Industries, Inc. (a)	43,075
3,550	Newell Brands, Inc.	29,500
358	Whirlpool Corp.	46,286
		118,861
Shares	Description	Value

	Household Products — 0.7%
727	Colgate-Palmolive Co.	$54,074
388	Procter & Gamble (The) Co.	55,290
		109,364
	Industrial Conglomerates — 1.0%
481	3M Co.	44,882
678	General Electric Co.	68,837
265	Honeywell International, Inc.	50,774
		164,493
	Insurance — 1.1%
866	American International Group, Inc.	45,751
420	Assurant, Inc.	50,396
1,684	Lincoln National Corp.	35,229
768	MetLife, Inc.	38,054
		169,430
	Interactive Media & Services — 1.3%
577	Alphabet, Inc., Class A (a)	70,896
1,084	Match Group, Inc. (a)	37,398
386	Meta Platforms, Inc., Class A (a)	102,182
		210,476
	IT Services — 0.7%
201	Accenture PLC, Class A	61,490
389	International Business Machines Corp.	50,021
		111,511
	Leisure Products — 0.3%
863	Hasbro, Inc.	51,219
	Life Sciences Tools & Services — 0.9%
227	Charles River Laboratories International, Inc. (a)	43,897
207	Danaher Corp.	47,531
95	Thermo Fisher Scientific, Inc.	48,304
		139,732
	Machinery — 0.3%
211	Caterpillar, Inc.	43,413
	Media — 2.3%
137	Charter Communications, Inc., Class A (a)	44,683
1,373	Comcast Corp., Class A	54,028
3,779	DISH Network Corp., Class A (a)	24,299
1,627	Fox Corp., Class A	50,762
1,506	Interpublic Group of (The) Cos., Inc.	56,008
2,624	News Corp., Class B	48,492
633	Omnicom Group, Inc.	55,824
2,615	Paramount Global, Class B	39,774
		373,870

EquityCompass Risk Manager ETF (ERM)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs — 0.2%
774	Boston Properties, Inc.	$37,671
	Oil, Gas & Consumable Fuels — 1.8%
1,253	APA Corp.	39,820
307	Chevron Corp.	46,240
459	ConocoPhillips	45,579
1,664	EQT Corp.	57,857
486	Exxon Mobil Corp.	49,660
736	Targa Resources Corp.	50,085
		289,241
	Passenger Airlines — 0.3%
1,078	Alaska Air Group, Inc. (a)	48,435
	Pharmaceuticals — 2.1%
752	Bristol-Myers Squibb Co.	48,459
1,102	Catalent, Inc. (a)	41,028
157	Eli Lilly & Co.	67,425
324	Johnson & Johnson	50,240
501	Merck & Co., Inc.	55,315
1,772	Organon & Co.	34,359
1,216	Pfizer, Inc.	46,232
		343,058
	Professional Services — 0.3%
775	Ceridian HCM Holding, Inc. (a)	47,934
	Retail REITs — 0.6%
502	Federal Realty Investment Trust	44,276
438	Simon Property Group, Inc.	46,056
		90,332
	Semiconductors & Semiconductor Equipment — 3.3%
740	Advanced Micro Devices, Inc. (a)	87,475
94	Broadcom, Inc.	75,948
1,839	Intel Corp.	57,818
287	NVIDIA Corp.	108,584
501	Qorvo, Inc. (a)	48,727
421	QUALCOMM, Inc.	47,746
534	Teradyne, Inc.	53,502
313	Texas Instruments, Inc.	54,424
		534,224
	Software — 2.5%
153	Adobe, Inc. (a)	63,922
227	Microsoft Corp.	74,545
611	Oracle Corp.	64,729
412	PTC, Inc. (a)	55,373
353	Salesforce, Inc. (a)	78,853
173	Tyler Technologies, Inc. (a)	68,674
		406,096
Shares	Description	Value

	Specialized REITs — 0.3%
254	American Tower Corp.	$46,848
	Specialty Retail — 0.8%
371	Advance Auto Parts, Inc.	27,042
173	Home Depot (The), Inc.	49,037
267	Lowe’s Cos., Inc.	53,702
		129,781
	Technology Hardware, Storage & Peripherals — 1.4%
388	Apple, Inc.	68,773
825	NetApp, Inc.	54,739
882	Seagate Technology Holdings PLC	53,008
1,331	Western Digital Corp. (a)	51,550
		228,070
	Textiles, Apparel & Luxury Goods — 0.6%
432	NIKE, Inc., Class B	45,473
1,264	Tapestry, Inc.	50,585
		96,058
	Tobacco — 0.6%
1,225	Altria Group, Inc.	54,415
530	Philip Morris International, Inc.	47,705
		102,120
	Wireless Telecommunication Services — 0.3%
370	T-Mobile US, Inc. (a)	50,782
	Total Common Stocks	7,845,327
	(Cost $7,264,176)
MONEY MARKET FUNDS — 51.1%
8,216,910	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (b)	8,216,910
	(Cost $8,216,910)

	Total Investments — 99.8%	16,062,237
	(Cost $15,481,086)
	Net Other Assets and Liabilities — 0.2%	37,047
	Net Assets — 100.0%	$16,099,284

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the

EquityCompass Risk Manager ETF (ERM)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows:

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,845,327	$7,845,327	$—	$—
Money Market Funds	8,216,910	8,216,910	—	—
Total Investments	$16,062,237	$16,062,237	$—	$—

*	See Portfolio of Investments for industry breakout.